DERIVATIVE ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2024
DERIVATIVE ASSETS AND LIABILITIES
Schedule of fair value of assets and liabilities

	Fair Value Measurement at December 31, 2024
	Quoted prices in
	active markets for
	identical assets or	Observable	Unobservable
	liabilities	market data	market data
	(Level 1)	(Level 2)	(Level 3)	Total
	ThCh$	ThCh$	ThCh$	ThCh$
Assets
Other current financial assets	—	4,105,005	—	4,105,005
Other non-current financial assets	—	144,550,766	—	144,550,766
Total assets	—	148,655,771	—	148,655,771
Liabilities
Other current financial liabilities	—	361,384	—	361,384
Other non-current financial liabilities	—	41,788,078	—	41,788,078
Total Liabilities	—	42,149,462	—	42,149,462

	Fair Value Measurement at December 31, 2023
	Quoted prices in
	active markets for
	identical assets or	Observable	Unobservable
	liabilities	market data	market data
	(Level 1)	(Level 2)	(Level 3)	Total
	ThCh$	ThCh$	ThCh$	ThCh$
Assets
Other current financial assets	—	1,094,844	—	1,094,844
Other non-current financial assets	—	78,988,715	—	78,988,715
Total assets	—	80,083,559	—	80,083,559
Liabilities
Other current financial liabilities	—	1,458,210	—	1,458,210
Other non-current financial liabilities	—	52,449,925	—	52,449,925
Total Liabilities	—	53,908,135	—	53,908,135